UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00487

SECURITY LARGE CAP VALUE FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

DONALD C. CACCIAPAGLIA, PRESIDENT

SECURITY LARGE CAP VALUE FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

MARCH 31, 2012

GUGGENHEIM FUNDS

SEMI-ANNUAL REPORT

FUNDAMENTAL ALPHA

LARGE CAP VALUE FUND

LARGE CAP VALUE INSTITUTIONAL FUND

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, LLC.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  1

LETTER TO OUR SHAREHOLDERS

Dear Shareholders:

A restructuring of Greece’s massive debt, continued accommodation by the world’s major central banks and better news on the U.S. economy helped support financial markets over the six months ended March 31, 2012. Market optimism peaked in early 2012, when several major equity indices pushed to the highest levels in four years or more. But the mood grew more cautious late in the period after the Federal Reserve (the “Fed”) expressed views that continued weakness in housing and employment may pose a risk to the strength of the recovery.

U.S. equities began the period rebounding from the loss of the U.S. AAA credit rating in August. But after touching the low for 2011 in early October, improving U.S. economic data and European Central Bank’s injections of three-year loans into the continent’s banking system helped markets make up lost ground, which carried over into a strong first quarter of 2012.

Among the upbeat U.S. economic reports in recent months: more than 600,000 jobs have been added since the beginning of 2012; house prices have fallen enough to start to spur demand, lifting sales and new construction; and the U.S. GDP expanded at an annual rate of 3% in the fourth quarter of 2011, its strongest rate in a year and a half. Consumer confidence climbed in March to its highest level in a year.

While acknowledging the good news, the Fed warned that policymakers cannot be sure the recent pace of improvement will be sustained unless growth picks up. To foster growth, the Fed has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation. For now, the Fed’s leadership appears to be committed to keeping rates low, thus reducing borrowing costs for businesses and consumers. Consumer spending remains sluggish, and lackluster forecasts for first-quarter corporate profits were a reminder that the economic recovery remains fragile.

The world’s leading central bankers have continued to take steps to recharge the global economy. Greece’s debt restructuring enabled a new international bailout, while an injection of liquidity from the European Central Bank lessened financial stresses across the continent and contributed to improvement in global financial markets. However, March manufacturing gauges indicated that the eurozone has entered a period of economic contraction, meaning that policy makers may need to do more to revive economic growth across the region. The Bank of England and the Bank of Japan have also increased asset-buying programs. In China, recent strong factory data eased fears that a hard landing could wreak havoc on the global economy. The country cut its annual growth target to 7.5%, as its policymakers are trying to shift the country away from investment and exports and to greater domestic consumption.

Improvement in the U.S. economy is luring investors from ultra-safe, but often low-yielding assets. Falling U.S. Treasury bond prices, for example, boosted yields from a 70-year low last fall to a recent range of around 2% for the 10-year note. After outperforming equities for much of the past decade, and drawing heavy asset flows, many analysts are cautious about certain fixed-income sectors, particularly government debt, as the economy improves and the potential grows for a rise in interest rates. Investment-grade and higher-yielding corporates, however, are expected to continue to outperform.

Likewise, commodities, which had been slumping since mid-2011 due to slowing economic activity and the European debt crisis, rebounded in early 2012 on stronger macroeconomic data, with the price of a barrel of oil surging from last October’s $77 to a peak of $113 in late February. Investors also have been shifting out of gold to assets with greater return potential; after peaking at nearly $2,000 last summer, the price per ounce has fallen back to around $1,600.

2  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

The U.S. economy seems to be decoupling from slowing growth in the rest of the world and from ongoing uncertainty in the European debt crisis, as well as the domestic debate over tax and spending policy. In this resiliency, we see potential in U.S. investments, including equities, high yield bonds, bank loans and other risk assets. It appears that the U.S. may have entered a period of self-sustaining, if modest, economic expansion, driven primarily by the aggressive monetary policy of the Fed and reinforced by the ECB, and is increasingly becoming the economic locomotive of the global economy.

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President, Guggenheim Funds

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management business of Guggenheim Partners, LLC, which includes Security Investors, LLC, the investment advisor to the referenced funds. Rydex Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2011 and ending March 31, 2012.

The following tables illustrate a Fund’s costs in two ways:

Table	1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table	2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]

Large Cap Value Fund
A-Class	1.15%	26.59%	$1,000.00	$1,265.90	$6.51
B-Class[4]	0.89%	26.72%	1,000.00	1,267.20	5.04
C-Class	1.89%	26.13%	1,000.00	1,261.30	10.68

Large Cap Value Institutional Fund	1.03%	26.48%	1,000.00	1,264.80	5.83

Table 2. Based on hypothetical 5% return (before expenses)

Large Cap Value Fund
A-Class	1.15%	5.00%	$1,000.00	$1,019.25	$5.81
B-Class[4]	0.89%	5.00%	1,000.00	1,020.55	4.50
C-Class	1.89%	5.00%	1,000.00	1,015.55	9.52

Large Cap Value Institutional Fund	1.03%	5.00%	1,000.00	1,019.85	5.20

[1]	Annualized.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2011 to March 31, 2012.
[4]	B-Class shares did not charge 12b-1 fees during the period.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  5

FUND PROFILE (Unaudited)	March 31, 2012

LARGE CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	August 7, 1944
B-Class	October 19, 1993
C-Class	January 29, 1999
xxx,xx

Ten Largest Holdings (% of Total Net Assets)
Aetna, Inc.	3.9%
Wells Fargo & Co.	3.7%
Aon plc	3.4%
Chevron Corp.	3.4%
U.S. Bancorp	3.0%
Equifax, Inc.	3.0%
Edison International	2.9%
Western Union Co.	2.9%
CVS Caremark Corp.	2.8%
TE Connectivity Ltd.	2.7%

Top Ten Total	31.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

LARGE CAP VALUE FUND

	SHARES	VALUE
COMMON STOCKS†—93.7%
Financials—21.4%
Wells Fargo & Co.	56,952	$1,944,341
Aon plc	37,400	1,834,844
U.S. Bancorp	50,432	1,597,686
JPMorgan Chase & Co.	28,363	1,304,131
Berkshire Hathaway, Inc. — Class A*	10	1,219,000
Allstate Corp.	30,950	1,018,874
BB&T Corp.	29,532	927,009
State Street Corp.	17,200	782,600
Progressive Corp.	31,800	737,124

Total Financials		11,365,609

Energy—15.7%
Chevron Corp.	17,060	1,829,514
Williams Companies, Inc.	44,700	1,377,207
McDermott International, Inc.*	99,873	1,279,373
Apache Corp.	10,429	1,047,489
ConocoPhillips	11,000	836,110
Halliburton Co.	24,200	803,198
Chesapeake Energy Corp.	20,200	468,034
Exxon Mobil Corp.	5,300	459,669
WPX Energy, Inc.*	14,900	268,349

Total Energy		8,368,943

Information Technology—13.8%
Western Union Co.	88,600	1,559,360
TE Connectivity Ltd.	39,650	1,457,138
Computer Sciences Corp.	46,800	1,401,192
Cisco Systems, Inc.	54,000	1,142,100
Hewlett-Packard Co.	38,441	916,049
Visa, Inc. — Class A	7,400	873,200

Total Information Technology		7,349,039

Industrials—13.0%
Equifax, Inc.	35,600	1,575,656
Republic Services, Inc. — Class A	38,600	1,179,616
United Technologies Corp.	12,900	1,069,926
URS Corp.	23,300	990,716
GeoEye, Inc.*	38,013	914,973
Quanta Services, Inc.*	31,200	652,080
Parker Hannifin Corp.	6,200	524,210

Total Industrials		6,907,177

Health Care—9.2%
Aetna, Inc.	42,400	2,126,784
Covidien plc	20,650	1,129,142
Forest Laboratories, Inc.*	21,400	742,366
UnitedHealth Group, Inc.	12,400	730,856
Medco Health Solutions, Inc.*	2,526	177,578

Total Health Care		4,906,726

	SHARES	VALUE
Consumer Staples—8.5%
CVS Caremark Corp.	33,100	$1,482,880
Kraft Foods, Inc. — Class A	28,300	1,075,683
Wal-Mart Stores, Inc.	17,100	1,046,520
Bunge Ltd.	9,000	615,960
Costco Wholesale Corp.	3,100	281,480

Total Consumer Staples		4,502,523

Consumer Discretionary—5.9%
Lowe’s Companies, Inc.	43,200	1,355,616
Time Warner, Inc.	35,100	1,325,025
DeVry, Inc.	14,400	487,728

Total Consumer Discretionary		3,168,369

Utilities—2.9%
Edison International	36,800	1,564,368

Materials—2.3%
Dow Chemical Co.	35,900	1,243,576

Telecommunication Services—1.0%
Windstream Corp.	46,876	548,918

Total Common Stocks (Cost $40,800,947)		49,925,248

EXCHANGE TRADED FUNDS†—1.8%
iShares Russell 1000 Value Index Fund	13,600	952,952

Total Exchange Traded Funds (Cost $ 892,277)		952,952

Total Investments—95.5% (Cost $41,693,224)		$50,878,200

Other Assets & Liabilities, net—4.5%		2,380,333

Total Net Assets—100.0%		$53,258,533

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

LARGE CAP VALUE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 31, 2012

ASSETS:
Investments, at value (cost $41,693,224)	$50,878,200
Cash	1,889,090
Prepaid expenses	30,432
Receivables:
Securities sold	455,613
Dividends	97,482
Investment advisor	37,612
Fund shares sold	6,185

Total assets	53,394,614

LIABILITIES:
Payable for:
Fund shares redeemed	66,034
Management fees	29,123
Transfer agent/maintenance fees	12,334
Distribution and service fees	12,028
Fund accounting/administration fees	4,256
Directors’ fees*	813
Miscellaneous	11,493

Total liabilities	136,081

NET ASSETS	$53,258,533

NET ASSETS CONSIST OF:
Paid in capital	$60,198,847
Undistributed net investment income	209,421
Accumulated net realized loss on investments	(16,334,711)
Net unrealized appreciation on investments	9,184,976

Net assets	$53,258,533

A-CLASS:
Net assets	$48,089,435
Capital shares outstanding	1,554,979
Net asset value per share	$30.93

Maximum offering price per share (Net asset value divided by 95.25%)	$32.47

B-CLASS:
Net assets	$2,898,380
Capital shares outstanding	101,515
Net asset value per share	$28.55

C-CLASS:
Net assets	$2,270,718
Capital shares outstanding	78,019
Net asset value per share	$29.10

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended March 31, 2012

INVESTMENT INCOME:
Dividends	$499,425
Interest	47

Total investment income	499,472

EXPENSES:
Management fees	161,890
Transfer agent/maintenance fees
A-Class	77,263
B-Class	8,511
C-Class	4,075
Distribution and service fees:
A-Class	55,934
C-Class	11,107
Fund accounting/administration fees	23,660
Printing expenses	48,950
Directors’ fees*	2,899
Custodian fees	1,504
Miscellaneous	26,241

Total expenses	422,034
Less:
Expenses waived by Advisor	(131,983)

Net expenses	290,051

Net investment income	209,421

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,289,151)
Options written	13,393

Net realized loss	(1,275,758)

Net change in unrealized appreciation (depreciation) on:
Investments	12,711,175
Options written	(3,027)

Net change in unrealized appreciation (depreciation)	12,708,148

Net realized and unrealized gain	11,432,390

Net increase in net assets resulting from operations	$11,641,811

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$209,421	$292,854
Net realized gain (loss) on investments	(1,275,758)	2,275,610
Net change in unrealized appreciation (depreciation) on investments	12,708,148	(4,788,636)

Net increase (decrease) in net assets resulting from operations	11,641,811	(2,220,172)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A-Class	(251,544)	(200,254)
B-Class	(26,960)	(26,785)

Total distributions to shareholders	(278,504)	(227,039)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	5,021,532	14,217,717
B-Class	51,998	730,970
C-Class	141,121	649,484
Distributions reinvested
A-Class	240,546	192,037
B-Class	26,940	26,436
Cost of shares redeemed
A-Class	(8,420,401)	(18,820,880)
B-Class	(502,866)	(2,146,301)
C-Class	(394,547)	(1,014,558)

Net decrease from capital share transactions	(3,835,677)	(6,165,095)

Net increase (decrease) in net assets	7,527,630	(8,612,306)

NET ASSETS:
Beginning of period	45,730,903	54,343,209

End of period	$53,258,533	$45,730,903

Undistributed net investment income at end of period	$209,421	$278,504

CAPITAL SHARE ACTIVITY[1]:
Shares sold
A-Class	178,237	486,210
B-Class	2,084	26,701
C-Class	5,368	23,897
Shares issued from reinvestment of distributions
A-Class	8,936	6,733
B-Class	1,085	1,003
Shares redeemed
A-Class	(301,749)	(652,549)
B-Class	(19,533)	(80,894)
C-Class	(14,575)	(38,058)

Net decrease in shares	(140,147)	(226,957)

[1]	The share activity for the period October 1, 2010 through April 8, 2011 have been restated to reflect a 1:4 reverse share split effective April 8, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011[g]	Year Ended September 30, 2010[g]	Year Ended September 30, 2009[g]	Year Ended September 30, 2008[g]	Year Ended September 30, 2007[g]
Per Share Data
Net asset value, beginning of period	$24.58	$26.08	$24.92	$26.88	$36.72	$30.60

Income (loss) from investment operations:
Net investment income[b]	.12	.16	.12	.20	.20	.16
Net gain (loss) on investments (realized and unrealized)	6.39	(1.54)	1.24	(1.80)	(8.56)	5.96

Total from investment operations	6.51	(1.38)	1.36	(1.60)	(8.36)	6.12

Less distributions from:
Net investment income	(.16)	(.12)	(.20)	(.20)	(.16)	—
Net realized gains	—	—	—	(.16)	(1.32)	—

Total distributions	(.16)	(.12)	(.20)	(.36)	(1.48)	—

Net asset value, end of period	$30.93	$24.58	$26.08	$24.92	$26.88	$36.72

Total Return[c]	26.59%	(5.38%)	5.46%	(5.59%)	(23.45%)	20.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,089	$41,036	$47,718	$38,008	$66,902	$79,998

Ratios to average net assets:
Net investment income	0.86%	0.56%	0.46%	0.88%	0.68%	0.51%
Total expenses[h]	1.66%	1.52%	1.59%	1.70%	1.36%	1.35%
Net expenses[d]	1.15%	1.15%	1.18%	1.25%	1.25%	1.27%

Portfolio turnover rate	9%	26%	29%	25%	48%	25%

B-Class	Period Ended March 31, 2012[a,f]	Year Ended September 30, 2011[f,g]	Year Ended September 30, 2010[f,g]	Year Ended September 30, 2009[f,g]	Year Ended September 30, 2008[f,g]	Year Ended September 30, 2007[f,g]
Per Share Data
Net asset value, beginning of period	$22.75	$24.16	$23.12	$25.16	$34.32	$28.72

Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.21	.16	.24	.28	(.04)
Net gain (loss) on investments (realized and unrealized)	5.90	(1.46)	1.16	(1.84)	(8.08)	5.64

Total from investment operations	6.04	(1.25)	1.32	(1.60)	(7.80)	5.60

Less distributions from:
Net investment income	(.24)	(.16)	(.28)	(.28)	(.04)	—
Net realized gains	—	—	—	(.16)	(1.32)	—

Total distributions	(.24)	(.16)	(.28)	(.44)	(1.36)	—

Net asset value, end of period	$28.55	$22.75	$24.16	$23.12	$25.16	$34.32

Total Return[c]	26.72%	(5.22%)	5.78%	(5.91%)	(23.39%)	19.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,898	$2,682	$4,132	$4,802	$8,097	$13,784

Ratios to average net assets:
Net investment income (loss)	1.10%	0.78%	0.68%	1.16%	0.93%	(0.08%)
Total expenses[h]	1.66%	1.29%	1.33%	1.47%	1.11%	1.92%
Net expenses[d]	0.89%	0.90%	0.94%	1.00%	1.00%	1.85%

Portfolio turnover rate	9%	26%	29%	25%	48%	25%

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2012[a]	Year Ended September 30, 2011[g]	Year Ended September 30, 2010[g]	Year Ended September 30, 2009[g]	Year Ended September 30, 2008[g]	Year Ended September 30, 2007[g]
Per Share Data
Net asset value, beginning of period	$23.08	$24.60	$23.48	$25.40	$34.88	$29.24

Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.05)	(.08)	.04	(—)[e]	(.08)
Net gain (loss) on investments (realized and unrealized)	6.01	(1.47)	1.20	(1.80)	(8.16)	5.72

Total from investment operations	6.02	(1.52)	1.12	(1.76)	(8.16)	5.64

Less distributions from:
Net realized gains	—	—	—	(.16)	(1.32)	—

Total distributions	—	—	—	(.16)	(1.32)	—

Net asset value, end of period	$29.10	$23.08	$24.60	$23.48	$25.40	$34.88

Total Return[c]	26.13%	(6.18%)	4.77%	(6.80%)	(24.09%)	19.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,271	$2,013	$2,493	$3,128	$4,410	$5,717

Ratios to average net assets:
Net investment income (loss)	0.11%	(0.20%)	(0.31%)	0.14%	(0.07%)	(0.23%)
Total expenses[h]	2.43%	2.27%	2.33%	2.46%	2.11%	2.10%
Net expenses[d]	1.89%	1.90%	1.94%	2.00%	2.00%	2.02%

Portfolio turnover rate	9%	26%	29%	25%	48%	25%

[a]	Unaudited figures for the period ended March 31, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Net investment income is less than $0.01 per share.
[f]

Effective August 1, 2007, B-Class shares ceased charging 12b-1 fees in accordance with FINRA sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales exceed the sales cap limit.

[g]

Per share amounts for years ended September 30, 2007–September 30, 2010 and the period October 1, 2010 through April 8, 2011 have been restated to reflect a 1:4 reverse share split effective April 8, 2011.

[h]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

FUND PROFILE (Unaudited)	March 31, 2012

LARGE CAP VALUE INSTITUTIONAL FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:
July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
Aetna, Inc.	3.8%
iShares Russell 1000 Value Index Fund	3.5%
Chevron Corp.	3.3%
Wells Fargo & Co.	3.2%
Aon plc	3.2%
U.S. Bancorp	3.0%
Equifax, Inc.	2.9%
iShares S&P 500 Value Index Fund	2.8%
Edison International	2.8%
Western Union Co.	2.8%

Top Ten Total	31.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

LARGE CAP VALUE INSTITUTIONAL FUND

	SHARES	VALUE
COMMON STOCKS†—89.7%
Financials—19.6%
Wells Fargo & Co.	3,043	$103,889
Aon plc	2,070	101,554
U.S. Bancorp	3,041	96,339
JPMorgan Chase & Co.	1,376	63,268
Allstate Corp.	1,750	57,610
Berkshire Hathaway, Inc. — Class B*	700	56,805
BB&T Corp.	1,751	54,964
State Street Corp.	1,000	45,500
Progressive Corp.	1,900	44,042

Total Financials		623,971

Energy—15.1%
Chevron Corp.	990	106,167
Williams Companies, Inc.	2,590	79,798
McDermott International, Inc.*	5,802	74,324
Apache Corp.	618	62,072
ConocoPhillips	660	50,167
Halliburton Co.	1,360	45,138
Exxon Mobil Corp.	300	26,019
Chesapeake Energy Corp.	1,100	25,487
WPX Energy, Inc.*	863	15,543

Total Energy		484,715

Information Technology—12.9%
Western Union Co.	5,040	88,704
TE Connectivity Ltd.	2,310	84,893
Computer Sciences Corp.	2,500	74,850
Cisco Systems, Inc.	3,000	63,450
Hewlett-Packard Co.	2,345	55,881
Visa, Inc. — Class A	400	47,200

Total Information Technology		414,978

Industrials—12.7%
Equifax, Inc.	2,120	93,831
URS Corp.	1,565	66,544
Republic Services, Inc. — Class A	2,160	66,010
United Technologies Corp.	730	60,546
GeoEye, Inc.*	2,221	53,459
Quanta Services, Inc.*	1,850	38,665
Parker Hannifin Corp.	340	28,747

Total Industrials		407,802

Health Care—8.9%
Aetna, Inc.	2,420	121,387
Covidien plc	1,350	73,818
UnitedHealth Group, Inc.	690	40,669
Forest Laboratories, Inc.*	1,100	38,159
Medco Health Solutions, Inc.*	181	12,724

Total Health Care		286,757

	SHARES	VALUE
Consumer Staples—8.9%
CVS Caremark Corp.	1,960	$87,807
Kraft Foods, Inc. — Class A	2,150	81,722
Wal-Mart Stores, Inc.	960	58,752
Bunge Ltd.	545	37,300
Costco Wholesale Corp.	215	19,522

Total Consumer Staples		285,103

Consumer Discretionary—5.8%
Lowe’s Companies, Inc.	2,530	79,391
Time Warner, Inc.	2,040	77,010
DeVry, Inc.	850	28,790

Total Consumer Discretionary		185,191

Utilities—2.8%
Edison International	2,130	90,546
Materials—2.1%
Dow Chemical Co.	1,950	67,548
Telecommunication Services—0.9%
Windstream Corp.	2,530	29,626

Total Common Stocks
(Cost $ 2,334,238)		2,876,237

EXCHANGE TRADED FUNDS†—6.3%
iShares Russell 1000 Value Index Fund	1,600	112,112
iShares S&P 500 Value Index Fund	1,400	90,902

Total Exchange Traded Funds
(Cost $ 197,145)		203,014

Total Investments—96.0%
(Cost $2,531,383)		$3,079,251

Other Assets & Liabilities, net—4.0%		128,389

Total Net Assets—100.0%		$3,207,640

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

LARGE CAP VALUE INSTITUTIONAL FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

March 31, 2012

ASSETS:
Investments, at value (cost $2,531,383)	$3,079,251
Cash	118,887
Prepaid expenses	10,074
Receivables:
Investment advisor	8,267
Securities sold	7,653
Dividends	5,547

Total assets	3,229,679

LIABILITIES:
Payable for:
Fund shares redeemed	7,754
Professional fees	6,427
Fund accounting/administration fees	2,117
Management fees	1,754
Directors’ fees*	575
Transfer agent/maintenance fees	137
Miscellaneous	3,275

Total liabilities	22,039

NET ASSETS	$3,207,640

NET ASSETS CONSIST OF:
Paid in capital	$2,877,414
Undistributed net investment income	10,927
Accumulated net realized loss on investments	(228,569)
Net unrealized appreciation on investments	547,868

Net assets	$3,207,640
Capital shares outstanding	285,759
Net asset value per share	$11.22

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended March 31, 2012

INVESTMENT INCOME:
Dividends	$29,843
Interest	4

Total investment income	29,847

EXPENSES:
Management fees	9,489
Transfer agent/maintenance fees	8,497
Fund accounting/administration fees	12,262
Registration fees	10,192
Printing expenses	7,523
Tax expense	1,065
Custodian fees	908
Directors’ fees*	144
Miscellaneous	2,941

Total expenses	53,021
Less:
Expenses waived by Advisor	(37,941)

Net expenses	15,080

Net investment income	14,767

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(607)
Options written	917

Net realized gain	310

Net change in unrealized appreciation (depreciation) on:
Investments	652,063
Options written	(207)

Net change in unrealized appreciation (depreciation)	651,856

Net realized and unrealized gain	652,166

Net increase in net assets resulting from operations	$666,933

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE INSTITUTIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$14,767	$24,203
Net realized gain on investments	310	138,182
Net change in unrealized appreciation (depreciation) on investments	651,856	(275,266)

Net increase (decrease) in net assets resulting from operations	666,933	(112,881)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(22,000)	(21,441)

Total distributions to shareholders	(22,000)	(21,441)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	310,479	504,215
Distributions reinvested	22,000	21,441
Cost of shares redeemed	(334,260)	(657,796)

Net decrease from capital share transactions	(1,781)	(132,140)

Net increase (decrease) in net assets	643,152	(266,462)

NET ASSETS:
Beginning of period	2,564,488	2,830,950

End of period	$3,207,640	$2,564,488

Undistributed net investment income at end of period	$10,927	$18,160

CAPITAL SHARE ACTIVITY:
Shares sold	28,510	47,687
Shares issued from reinvestment of distributions	2,249	2,080
Shares redeemed	(31,412)	(63,428)

Net decrease in shares	(653)	(13,661)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

LARGE CAP VALUE INSTITUTIONAL FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2012[a]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009	Period Ended September 30, 2008[b]
Per Share Data
Net asset value, beginning of period	$8.95	$9.43	$8.89	$9.61	$10.00

Income (loss) from investment operations:
Net investment income[c]	.05	.08	.06	.09	.03
Net gain (loss) on investments (realized and unrealized)	2.30	(.49)	.56	(.76)	(.42)

Total from investment operations	2.35	(.41)	.62	(.67)	(.39)

Less distributions from:
Net investment income	(.08)	(.07)	(.08)	(.05)	—

Total distributions	(.08)	(.07)	(.08)	(.05)	—

Net asset value, end of period	$11.22	$8.95	$9.43	$8.89	$9.61

Total Return[d]	26.48%	(4.40%)	7.00%	(6.89%)	(3.90%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,208	$2,564	$2,831	$2,718	$2,878

Ratios to average net assets:
Net investment income	1.01%	0.80%	0.63%	1.22%	1.17%
Total expenses[f]	3.64%	3.44%	3.18%	2.37%	2.33%
Net expenses[e]	1.03%	0.96%	0.97%	0.98%	0.98%

Portfolio turnover rate	12%	24%	26%	45%	35%

[a]	Unaudited figures for the period ended March 31, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: July 11, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers, as applicable.
[f]	Does not include expenses of the underlying funds in which the Fund invests.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Security Large Cap Value Fund (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a non-diversified open-ended management investment company. The Trust is authorized to issue an unlimited number of shares. The shares of the Trust are currently issued in multiple series, with each series, in effect, representing a separate Fund (the “Fund,” or collectively the “Funds”). The Trust accounts for the assets of each Fund separately.

The Trust offers four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value (the “NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“ CDSC”) if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC.

At March 31, 2012, the Trust consisted of Large Cap Value Fund and Large Cap Value Institutional Fund.

Guggenheim Investments (“GI”) provides advisory, administrative and accounting services to the Funds. Rydex Fund Services, LLC (“RFS”) acts as the transfer agent to the Funds. Rydex Distributors, LLC (“RDL”) acts as principal underwriter to the Funds. GI, RFS and RDL are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Security Valuation – Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

B. Options Written – The Funds wrote put options on a covered basis and put options on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the writer the obligation to sell or

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

purchase a security at a specified price, until a certain date. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. An amount equal to the premium received is entered in the Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

C. Security Transactions and Investment Income – Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

D. Expenses – Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various Funds within the Fund complex are generally allocated amongst such Funds on the basis of average net assets.

E. Distributions to Shareholders – Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

F. Earnings Credits – Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2012, there were no earnings credits received.

G. Indemnifications – Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and other transactions with affiliates

Management fees are paid monthly to GI, based on the following annual rates for the period ended March 31, 2012:

Management Fees (as a % of net assets)
Large Cap Value Fund	0.65%
Large Cap Value Institutional Fund	0.65%

GI also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, GI receives the following:

Fund Accounting/ Administrative Fees (as a % of net assets)
Large Cap Value Fund	0.095%
Large Cap Value Institutional Fund	0.095%

Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

RSF is paid the following for providing transfer agent services to the Funds. Effective February 1, 2012, transfer agent fees are assessed to the applicable Class of each Fund in which they were incurred. Prior to February 1, 2012, transfer agent fees were aggregated by the Fund and allocated based on daily net assets of each Class of the Fund.

Annual charge per account	$5.00–$ 8.00
Transaction fee	$0.60–$1.10
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation,

18  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

indemnification and extraordinary expenses (as determined under generally accepted accounting principles). The limits are listed below:

	Limit	Effective Date	Contract End Date
Large Cap Value Fund—A-Class	1.15%	02/01/10	02/01/13
Large Cap Value Fund—B-Class	1.90%	02/01/10	02/01/13
Large Cap Value Fund—C-Class	1.90%	02/01/10	02/01/13
Large Cap Value Institutional Fund	0.96%	02/01/10	02/01/13

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2012, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

	Fees Waived	Expires In
Large Cap Value Fund	$131,983	2015
	204,153	2014
	204,444	2013
	113,594	2012

	$654,174

Large Cap Value Institutional Fund	$37,941	2015
	75,252	2014
	61,962	2013
	40,915	2012

	$216,070

For the period ended March 31, 2012, no amounts were recouped by GI.

The Funds have adopted Distribution Plans related to the offering of A-Class, B-Class and C-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class shares and 1.00% of the average daily net assets of each Fund’s B-Class and C-Class shares. Effective August 1, 2007, the Large Cap Value Fund ceased charging 12b-1 fees on B-Class shares in accordance with the FINRA sales cap regulations. These fees may be reinstated at any time. The Large Cap Value Institutional Fund does not pay distribution and service (12b-1) fees.

During the period ended March 31, 2012, RDL retained sales charges of $9,450 relating to sales of A-Class shares of the Fund.

Certain officers and directors of the Trust are also officers of GI, RFS and RDL.

At March 31, 2012, GI and its subsidiaries owned over five percent of the outstanding shares of the Fund, as follows:

Percent of outstanding shares owned
Large Cap Value Fund	24%
Large Cap Value Institutional Fund	100%

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years (fiscal years 2009—2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At March 31, 2012, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Large Cap Value Fund	$41,703,591	$11,089,411	$(1,914,802)	$9,174,609
Large Cap Value Institutional Fund	2,533,516	629,084	(83,349)	545,735

4. Fair Value Measurement

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2012:

Assets	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Large Cap Value Fund	$50,878,200	$—	$—	$50,878,200
Large Cap Value Institutional Fund	3,079,251	—	—	3,079,251

For the period ended March 31, 2012, there were no transfers between levels.

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

During the period ended March 31, 2012, the Funds sought to gain exposure to their respective benchmarks by investing in financial-linked derivative instruments, including options.

20  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

The following Funds entered into options written for the following purposes:

Fund	Equity Markets Exposure	Liquidity
Large Cap Value Fund	x	x
Large Cap Value Institutional Fund	x	x

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 31, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Options Written—equity contracts	Net change in net unrealized appreciation (depreciation) on options written

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2012:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations

	Options Written Equity Contracts	Total
Large Cap Value Fund	$13,393	$13,393
Large Cap Value Institutional Fund	917	917

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations

	Options Written Equity Contracts	Total
Large Cap Value Fund	$(3,027)	$(3,027)
Large Cap Value Institutional Fund	(207)	(207)

6. Options Written

Transactions in options written during the period ended March 31, 2012 were as follows:

Written Put Options

	Large Cap Value Fund		Large Cap Value Institutional Fund
	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount
Balance at September 30, 2011	73	$13,393	5	$917
Options written	—	—	—	—
Options terminated in closing purchase transactions	—	—	—	—
Options expired	(73)	(13,393)	(5)	(917)
Options exercised	—	—	—	—

Balance at March 31, 2012	—	$—	—	$—

7. Securities Transactions

During the period ended March 31, 2012, purchases and sales of investment securities, excluding government securities and short-term investments, were:

	Purchases	Sales
Large Cap Value Fund	$4,206,517	$10,149,827
Large Cap Value Institutional Fund	336,237	429,790

8. New Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  21

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. The proxy statement information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on January 5, 2012, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between the Funds and Security Investors, LLC. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
Large Cap Value Fund	976,581	16,250	33,807
Large Cap Value Institutional Fund	286,412	—	—

At a special meeting of shareholders held on November 22, 2011, the shareholders of the Funds also voted on whether to approve the election of nominees to the Board of Directors. A description of the number of shares voted is as follows:

Donald C. Cacciapaglia		Donald A. Chubb, Jr.		Harry W. Craig, Jr.
For	84,763,050	For	85,360,223	For	85,331,041
Withhold	1,612,096	Withhold	1,014,923	Withhold	1,044,105
Total	86,375,146	Total	86,375,146	Total	86,375,146

Jerry B. Farley		Richard M. Goldman		Penny A. Lumpkin
For	85,350,186	For	85,294,431	For	85,302,044
Withhold	1,024,960	Withhold	1,080,715	Withhold	1,073,102
Total	86,375,146	Total	86,375,146	Total	86,375,146

Maynard F. Oliverius
For	85,321,645
Withhold	1,053,501
Total	86,375,146

Quarterly Portfolio Schedules Information

Each of the GI Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NQ. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The portfolio holdings of each of the GI Funds are available on their website, www.rydex-sgi.com or by calling 1.800.820.0888.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1.800.820.0888.

22  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (concluded)

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Guggenheim Transaction

On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Fund’s investment manager (the “Investment Manager”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals. The Transaction closed on February 29, 2012.

The Transaction should not result in material changes to the day-to-day management and operation of the Fund or any increase in fees.

In anticipation of the Transaction, the Board of Directors of the Fund (the “Board”) called a special meeting of shareholders (the “Meeting”), at which shareholders of the Fund of record as of October 3, 2011 were asked to consider the approval of a new investment management agreement between the Fund and the Investment Manager (the “New Agreement”). This approval was necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Fund’s current investment management agreement with the Investment Manager (the “Current Agreement”). The Fund’s shareholders approved the New Agreement, the terms of which are substantially identical to the corresponding Current Agreement, except with respect to the date of execution.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  23

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited)

DIRECTORS***

The business address of each director is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Year Elected	Principal Occupations During Past Five Years

Donald A. Chubb, Jr.**	Business Broker - Griffith & Blair Realtors
(12-14-46)
1994

Harry W. Craig, Jr.**	Chairman, CEO, Secretary and Director—The Martin Tractor Company, Inc.
(05-11-39)
2004

Jerry B. Farley**	President—Washburn University
(09-20-46)
2005

Penny A. Lumpkin** (08-20-39) 1993	Partner—Vivian’s Gift Shop (Corporate Retail) Vice President—Palmer Companies, Inc. (Small Business and Shopping Center Development)

Vice President—PLB (Real Estate Equipment Leasing)

Maynard F. Oliverius**	President & Chief Executive Officer - Stormont-Vail HealthCare
(12-18-43)
1998

Donald C. Cacciapaglia*	Security Investors, LLC: President and CEO from April 2012 to present Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present
(07-01-51)
2012 (President)
Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010.

*	This Director is deemed to be an “interested person” of the Funds under the 1940 Act, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager. This Director is also an officer of the funds.
**	These Directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting and financial reporting functions for the Funds.
***	Each Director oversees 32 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

24  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (continued)

OFFICERS*

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Title – Year Elected	Principal Occupations During Past Five Years
Mark P. Bronzo (11-01-60) Vice President—2008	Current: Portfolio Manager, Security Investors, LLC
Previous: Managing Director and Chief Compliance Officer, Nationwide Separate Accounts LLC (2003-2008)

Elisabeth Miller (06-06-68) Chief Compliance Officer—2012	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004-2009).

Nikolaos Bonos (05-30-63) Treasurer—2010	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009), Senior Vice President (2003-2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

Joseph M. Arruda (09-05-66) Assistant Treasurer—2010	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010-2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

Amy J. Lee (06-05-61) Vice President—2007 Secretary—1987	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President and Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President and Secretary (2007- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President and Secretary (2010-2011); and Brecek & Young Advisors, Inc., Director (2004-2008)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  25

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (concluded)

OFFICERS* (concluded)

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Title – Year Elected	Principal Occupations During Past Five Years
Mark A. Mitchell (08-24-64) Vice President—2003	Current: Portfolio Manager, Security Investors, LLC Previous: Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2003-2010)

Joseph C. O’Connor (07-15-60) Vice President—2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director, Nationwide Separate Accounts LLC (2003-2008)

Daniel W. Portanova (10-02-60) Vice President—2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director, Nationwide Separate Accounts LLC (2003-2008)

James P. Schier (12-28-57) Vice President—1998	Current: Senior Portfolio Manager, Security Investors, LLC Previous: Vice President and Senior Portfolio Manager, Security Benefit Life Insurance Company (1998-2010)

David G. Toussaint (10-10-66) Vice President—2005	Current: Portfolio Manager, Security Investors, LLC Previous: Assistant Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2005-2009)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

26  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT  |  27

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

28  |  THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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One Security Benefit Place

Topeka, Kansas 66636-0001

www.rydex-sgi.com

Rydex Distributors, LLC

SBLCV-SEMI

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)    The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

	(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Security Large Cap Value Fund

By (Signature and Title)*                /s/ Donald C. Cacciapaglia

                                                                              Donald C. Cacciapaglia, President

Date    June 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Donald C. Cacciapaglia

                                                                              Donald C. Cacciapaglia, President

Date    June 7, 2012

By (Signature and Title)*                /s/ Nikolaos Bonos

                                                                              Nikolaos Bonos, Treasurer

Date    June 7, 2012

* Print the name and title of each signing officer under his or her signature.